Submission	Jul. 28, 2025
Submission [Line Items]
Central Index Key	0000812074
Registrant Name	O-I Glass, Inc. /DE/
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES